Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 108,772	$ 74,701
Accounts receivable	207,209	310,204
Income tax recoverable		1,142
Inventory	26,282	31,718
Total current assets	342,263	417,765
Non-current assets:
Deferred tax assets	1,098	4,724
Property, plant and equipment	2,472,683	2,749,463
Intangibles	27,666	31,746
Right-of-use assets	55,168	66,142
Total non-current assets	2,556,615	2,852,075
Total assets	2,898,878	3,269,840
Current liabilities:
Accounts payable and accrued liabilities	150,957	199,478
Current portion of lease obligations	11,285	12,449
Current portion of long-term debt	896
Income tax payable	3,702	4,142
Total current liabilities	166,840	216,069
Non-current liabilities:
Share based compensation	11,507	8,830
Provisions and other	7,563	9,959
Long-term debt	1,236,210	1,427,181
Lease obligations	48,882	54,980
Deferred tax liabilities	21,236	25,389
Total non-current liabilities	1,325,398	1,526,339
Shareholders’ equity:
Shareholders’ capital	2,285,738	2,296,378
Contributed surplus	72,915	66,255
Deficit	(1,089,594)	(969,456)
Accumulated other comprehensive income	137,581	134,255
Total shareholders’ equity	1,406,640	1,527,432
Total liabilities and shareholders’ equity	$ 2,898,878	$ 3,269,840